DISCONTINUED OPERATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Revenue from sales	$ 0	$ 7,403	$ 0	$ 18,247	$ 18,247
Cost of sales	0	6,202	0	15,260	15,260
Gross profit	0	1,201	0	2,987	2,987
Selling, general and administrative expenses	0	917	0	2,183	2,183
Operating income	0	284	0	804	804
Financial expenses, net	0	33	0	53	53
Other expenses, net	0	348	0	348	348
Taxes on income	0	71	0	249	249
Income (loss) from discontinued operation	$ 0	$ (168)	$ 0	$ 154	$ 154